Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The following table summarizes the Company’s future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, as of June 30, 2016:

Total
(In thousands)
Amounts payable in fiscal year:
2017	$175
2018	74

Total	$249